Capital Stock and Changes in Capital Accounts, textuals 3 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	1,384,062	1,187,887	914,533
Granted	667,614	616,055	519,926
Vested	(600,051)	(419,880)	(246,572)
Forfeited or expired
Non vested restricted common stock, ending balance	1,451,625	1,384,062	1,187,887
Weighted Average Grant Date Fair Value, beginning balance	$ 14.07	$ 15.30	$ 16.13
Weighted Average Grant Date Fair Value, Granted	$ 9.13	$ 12.64	$ 14.29
Weighted Average Grant Date Fair Value, Vested	$ 13.83	$ 15.44	$ 16.25
Weighted Average Grant Date Fair Value, Forfeited or expired
Weighted Average Grant Date Fair Value, enging balance	$ 11.90	$ 14.07	$ 15.30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost on restricted stock	$ 8,645	$ 8,095	$ 7,482
Total Compensation Cost Not yet Recognized, Period for Recognition	0 years 9 months 10 days
[ParentCompanyMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost on restricted stock	8,645	8,087	6,151
Unrecognized cost for unvested restricted shares	10,662	13,212
[SubsidiariesMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost on restricted stock		$ 7	$ 1,331